Vessels, Net (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	May 20, 2015	Sep. 26, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessel, Net (Textual)
Impairment loss description				If the Company were to utilize the most recent five-year historical average rates, three-year historical average rates or one-year historical average rates, would recognize an impairment loss of $17,982 (using the most recent five-year historical average rates) and $27,077 (using the most recent three year or one-year historical average rates).
Loss on sale of vessels				$ (277)	$ (7,620)
Scrap value			$ 2,756
M V Free Goddess [Member]
Vessel, Net (Textual)
Gross sale price	$ 5,500
Loss on sale of vessels	1,100				8,571
M V Free Hero [Member]
Vessel, Net (Textual)
Gross sale price	5,500
Loss on sale of vessels	$ 1,100				950
M V Free Maverick [Member]
Vessel, Net (Textual)
Gross sale price		$ 1,925
Impairment charges					18,891
Loss on sale of vessels		$ 277
M V Free Neptune [Member]
Vessel, Net (Textual)
Impairment charges				$ 4,286	$ 18,891